Reconciliation of income tax and social contribution expense (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings before income tax and social contribution		R$ 1,849	R$ 1,625	R$ 1,502
Expense of income tax and social contribution		629	553	511
Adjustments to reflect the effective rate
Tax fines		1	1	2
Share of profits		(16)	(105)	(84)
Interest on Equity		22
ICMS subsidy - tax incentives	[1]	241
Interest Selic credits	[2]	81
Credits of monetary corrections		11
Tax benefits		(22)	(29)
Other permanent differences		(2)	(16)	3
Effective income tax		(239)	(436)	(426)
Income tax and social contribution for the year
Current		366	704	293
Deferred		(127)	(268)	133
Income tax and social contribution expenses		R$ (239)	R$ (436)	R$ (426)
Effective rate		12.09%	26.80%	28.40%

[1]	The Company has tax benefits that are characterized as investment subsidies as provided for in Complementary Law n° 160/17 and Law n°. 12,973/14. At the year ended December 31, 2021, the Company excluded the IRPJ and CSLL calculation bases from the amount constituted in the tax incentive reserve (see note 22.4).
[2]	The credit refers to the decision general repercussion of STF which understood that the SELIC interest arising from the repetition of undue payment, have the nature of emergent damage. Therefore, there is no incidence of IRPJ and CSLL on the interest portion.